Rehabilitation and Closure Cost Provision (Tables)	12 Months Ended
Apr. 30, 2019
Text block [abstract]
Description of Changes to the reclamation

Changes to the reclamation and closure cost balance during the year are as follows:

	April 30, 2019	April 30, 2018
Balance, beginning of year	$1,162	$1,131
Accretion expense	90	64
Foreign exchange fluctuation	2	(33)

Balance, end of year	$1,254	$1,162